Property plant and equipment (Tables)	12 Months Ended
Jun. 30, 2024
Property plant and equipment
Schedule of property plant and equipment
	Owner occupied farmland	Bearer plant (iii)	Buildings and facilities	Machinery and equipment	Others (i)	Total
Balance as of June 30, 2022	348,983	12,888	100,737	3,771	9,642	476,021
Costs	383,457	30,179	137,507	38,884	20,832	610,859
Accumulated depreciation	(34,474)	(17,291)	(36,770)	(35,113)	(11,190)	(134,838)
Net book amount at June 30, 2022	348,983	12,888	100,737	3,771	9,642	476,021
Additions	77,434	6,851	6,728	1,772	2,846	95,631
Disposals	(12,799)	(1,557)	(12,847)	(4)	(438)	(27,645)
Currency translation adjustment	22,180	1,144	687	(7)	542	24,546
Transfers	490	1,215	(11,889)	171	457	(9,556)
Depreciation charge (ii)	(5,707)	(4,172)	(4,596)	(1,694)	(2,055)	(18,224)
Balance as of June 30, 2023	430,581	16,369	78,820	4,009	10,994	540,773
Costs	470,762	37,832	120,186	40,816	24,239	693,835
Accumulated depreciation	(40,181)	(21,463)	(41,366)	(36,807)	(13,245)	(153,062)
Net book amount at June 30, 2023	430,581	16,369	78,820	4,009	10,994	540,773
Additions	24,024	12,981	6,455	2,123	3,064	48,647
Disposals	(8,517)	(477)	(12,488)	(8)	(911)	(22,401)
Currency translation adjustment	(44,338)	(3,410)	(1,907)	(24)	(830)	(50,509)
Transfers	19,350	(67)	828	24	(828)	19,307
Transfers to assets held for sale	(2,804)	-	-	-	-	(2,804)
Depreciation charges (ii)	(8,064)	(5,525)	(5,101)	(1,709)	(2,132)	(22,531)
Balance as of June 30, 2024	410,232	19,871	66,607	4,415	9,357	510,482
Costs	458,477	46,859	113,074	42,931	24,734	686,075
Accumulated depreciation	(48,245)	(26,988)	(46,467)	(38,516)	(15,377)	(175,593)
Net book amount at June 30, 2024	410,232	19,871	66,607	4,415	9,357	510,482